Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Manufacturing costs			$ 58,153	$ 305,098
Deferred compensation			1,268,013	1,268,013
Rent expense			$ 42,149	$ 42,083
Lease rental obligation	$ 10,248	$ 40,680
Laboratory Equipment [Member]
Property Plant And Equipment Estimated Useful Lives			5 years
Office Furniture Equipment [Member]
Property Plant And Equipment Estimated Useful Lives			3 years